BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
BUSINESS ACQUISITIONS
5.	BUSINESS ACQUISITIONS

Business combination

On December 23, 2016, the Company entered into an agreement with Feishang Hesheng Investment Limited (“Feishang Hesheng”), indirectly controlled by Mr. Li Feilie, and consummated the acquisition of all of the issued and outstanding capital stock (the “Acquired Shares”) of Double Grow, its direct and indirect wholly-owned subsidiaries, Easy Gain Investments Limited (“Easy Gain”) and Full Profit Investments Limited (“Full Profit”), each of which is organized under the laws of the British Virgin Islands, and their operating subsidiary, Antay Pacha, a Bolivian corporation (collectively, the “Double Grow Group”). The purchase price for the Acquired Shares is US$0.10 million, and the Company’s assumption of US$1.44 million of indebtedness owed by Double Grow to Feishang Hesheng. Antay Pacha is a company established in Bolivia and, upon commencement of commercial production, intends to be principally engaged in copper smelting and the sale of copper cathodes in Bolivia and elsewhere. As a result of the acquisition, the Company is expanding into copper smelting and the sale of copper cathodes in Bolivia.

Double Grow, Easy Gain and Full Profit were established by Feishang Hesheng in December 2014. The Company’s acquisition in Double Grow was accounted for as a combination of entities under common control since the Company and Double Grow were under the common control of Mr. Li Feilie. As such, the assets and liabilities of Double Grow Group have been accounted for at historical cost and the consolidated financial statements of the Group prior to acquisition have been restated to include the results of operations of the Double Grow Group on a combined basis when the entities first came under the common control of Mr. Li Feilie. The consideration paid by the Company for the acquisition has been accounted for as an equity transaction in the consolidated statement of changes in equity.

On March 1, 2015, Double Grow, Easy Gain and Full Profit completed the acquisition of the issued share capital of Antay Pacha from Bolivia Mine Investment Limited, Abundant Talent Investments Limited and Century Team International Limited, unrelated third parties, respectively. Following the acquisition, Antay Pacha was 20% owned by Easy Gain, 60% owned by Full Profit and 20% owned by Double Grow. The total consideration for the acquisition was US$1,437 (approximately equivalent to the paid-up capital of BOB10,000 of Antay Pacha at an exchange rate of 6.96 between US dollars and Boliviano). At March 1, 2015, the underlying set of assets acquired was not capable of being conducted and managed as a business to generate revenue. As such, the Company determined that the acquisition of Antay Pacha by Double Grow, Easy Gain and Full Profit did not constitute a business combination for accounting purposes.

On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million indebtedness owed to it by Double Grow. The waiver of indebtedness due to a related party was accounted for as a contribution from a related party in the consolidated statement of changes in equity.

Assets acquisition

On November 30, 2017, Yangpu Shuanghu Industrial Development Co., Limited (“Yangpu Shuanghu,” an indirect subsidiary of the Company) consummated its acquisition of approximately 98.32% and 1.68% of the issued and outstanding capital shares of Bayannaoer City Feishang Mining Company Limited (“Bayannaoer Mining”) from Feishang Enterprise and Shenzhen Chaopeng Investment Co., Ltd. (“Shenzhen Chaopeng”), respectively, each of which is a related party. The total cash consideration is CNY716,900 (US$110,179).

Bayannaoer Mining was established in 2005 engaging in mineral exploration activities in Bayannaoer City, in the Inner Mongolia Autonomous Region of the PRC. In 2005, Bayannaoer Mining obtained 11 exploration rights from the Land and Resources Department of Inner Mongolia Autonomous Region. Currently, management determined to focus on sole exploration of Moruogu Lead Mine. At November 30, 2017, the underlying set of assets acquired was not capable of being conducted and managed as a business to generate revenue. As such, the Company determined that the acquisition of Bayannaoer Mining did not constitute a business combination for accounting purposes.

The details of the net assets of Bayannaoer Mining as at November 30, 2017 are as follows:

November 30, 2017
CNY
Cash and cash equivalents	631
Other current assets	361
Property, plant and equipment	336
Current liabilities	(611)
Net assets	717

An analysis of the cash flows in respect of the acquisitions of Antay Pacha by Double Grow in the year 2015 and Bayannaoer Mining in the year 2017 is as follow:

	December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$

Cash consideration	(9)	—	(717)	(110)
Cash and bank balances acquired	8,973	—	631	97
Net cash flows from acquisition of subsidiaries, net	8,964	—	(86)	(13)